Quarterly Result of Operations (Parenthetical) (Detail) $ in Thousands	3 Months Ended		12 Months Ended
	May 31, 2018 USD ($)	Nov. 30, 2016 USD ($) Segment	May 31, 2018 Segment	May 31, 2017 USD ($) Segment
Quarterly Financial Information [Line Items]
Inventory markdowns	$ 36,500
Additional restructuring charges	17,500
Number of reportable segments | Segment		3	3	3
Pretax goodwill and intangible asset impairment losses				$ 193,198
Severance expense		$ 15,000
Kirker Reporting Unit
Quarterly Financial Information [Line Items]
Pretax goodwill and intangible asset impairment losses		188,300
Location Closing | Middle East | Bad Debt and Inventory Reserve
Quarterly Financial Information [Line Items]
Pretax charges relating to decision to exit		$ 12,300
Consumer Segment
Quarterly Financial Information [Line Items]
Inventory markdowns	36,500
Industrial Segment
Quarterly Financial Information [Line Items]
Inventory markdowns	1,200
Industrial Segment | Location Closing | China | Bad Debt and Inventory Reserve
Quarterly Financial Information [Line Items]
Pretax charges relating to decision to exit	$ 4,200